Summary of Significant Accounting Policies - Accounts Receivable (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance, beginning of period	$ 2,756	$ 10,202	$ 12,232	$ 12,232	$ 8,748	$ 12,232		$ 12,232	$ 5,169	$ 857
Provision for credit losses	320	219	$ 360	(415)	(295)	(196)	[1]	1,792	17,216	5,487
Write-off, net of recoveries	(2,218)	(1,317)			(7,595)	(2,932)		(5,276)	(10,153)	(1,175)
Allowance, end of period	$ 858	$ 9,104		$ 10,202	$ 858	$ 9,104		$ 8,748	$ 12,232	$ 5,169

[1]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.